Submission	Sep. 16, 2026
Submission [Line Items]
Central Index Key	0001524472
Registrant Name	Xylem Inc.
Registration File Number	333-297937
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES